Inventories, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Portion of finished goods stored at customer locations under consignment	$ 19	$ 22
Allowance for obsolescence	$ 64	$ 63